Revenue (Details) - Schedule of revenue disaggregated by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 3,517	$ 2,249	$ 332
% of Revenue	100.00%	100.00%
Other, Revenue		$ 83
Other, % of Revenue		3.70%
CHINA
Disaggregation of Revenue [Line Items]
Revenue	$ 1,476	$ 702
% of Revenue	42.00%	31.20%
SWEDEN
Disaggregation of Revenue [Line Items]
Revenue	$ 1,276	$ 928
% of Revenue	36.30%	41.20%
GERMANY
Disaggregation of Revenue [Line Items]
Revenue	$ 284	$ 351
% of Revenue	8.10%	15.60%
SWITZERLAND
Disaggregation of Revenue [Line Items]
Revenue	$ 197	$ 53
% of Revenue	5.60%	2.40%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	$ 135	$ 63
% of Revenue	3.80%	2.80%
ITALY
Disaggregation of Revenue [Line Items]
Revenue	$ 124
% of Revenue	3.50%
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue	$ 25	$ 34
% of Revenue	0.70%	1.50%
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue		$ 35
% of Revenue		1.60%